SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	1,109,436,000
Granted (in shares)	271,841,000
Exercised (in shares)	340,183,000
Cancelled (in shares)	6,286,000
Forfeited (in shares)	46,434,000
Ending balance (in shares)	988,374,000	1,109,436,000
Exercisable (in shares)	361,923,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 22,160
Granted (in usd per share)	25,640
Exercised (in usd per share)	25,590
Cancelled (in usd per share)	65,170
Forfeited (in usd per share)	4,530
Ending balance (in usd per share)	22,490	$ 22,160
Exercisable (in usd per share)	$ 45,880
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted- average remaining contractual term (in years)	4 years 3 months 3 days	4 years 4 months 6 days
Exercisable	3 years 1 month 20 days
Aggregate intrinsic value
Intrinsic value, outstanding	$ 258,014	$ 147,553
Intrinsic value, exercisable	$ 86,013